SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 1,222	$ 34	$ (627)
Foreign currency translation adjustments	(1,980)	(254)	661
Realized foreign currency translation adjustments	0	1,442	0
Total accumulated other comprehensive income (loss)	$ (758)	$ 1,222	$ 34